Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	COLUMBIA FUNDS SERIES TRUST I
Prospectus Date	rr_ProspectusDate	Jan. 28, 2015
Supplement [Text Block]	cfsti_SupplementTextBlock

                                                                                                                                                              Supplement dated March 4, 2015

                                                                                                                                                          to the Prospectus of the following fund:
Fund	Prospectus Dated
Columbia Funds Series Trust I
Columbia Adaptive Alternatives Fund	1/28/2015

Effective immediately, the following changes are made to the Fund's prospectus:
The information under the caption "Fees and Expenses of the Fund" in the "Summary of the Fund" section is hereby superseded and replaced with the following:

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and members of your immediate family invest, or agree to invest in the future, at least $50,000 in certain classes of shares of eligible funds distributed by Columbia Management Investment Distributors, Inc. (the Distributor).
More information about these and other discounts is available from your financial intermediary, and can be found in the Choosing a Share Class section beginning on page 46 of the Fund's prospectus and in
Appendix S to the Statement of Additional Information (SAI) under Sales Charge Waivers beginning on page S-1.
Shareholder Fees (fees paid directly from your investment)
	Class A	Class C	Classes I, R, R4, R5, W, Y and Z
Maximum sales charge (load) imposed on purchases (as a % of offering price)	5.75%	None	None
Maximum deferred sales charge (load) imposed on redemptions (as a % of the lower of the original purchase price or current net asset value)	1.00% (a)	1.00% (b)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class A	Class C	Class I	Class R	Class R4	Class R5	Class W	Class Y	Class Z
Management fees	1.25%	1.25%	1.25%	1.25%	1.25%	1.25%	1.25%	1.25%	1.25%
Distribution and/or service (12b-1) fees	0.25%	1.00%	0.00%	0.50%	0.00%	0.00%	0.25%	0.00%	0.00%
Other expenses(c)	0.36%	0.36%	0.16%	0.36%	0.36%	0.21%	0.36%	0.16%	0.36%
Acquired fund fees and expenses(d)	1.57%	1.57%	1.57%	1.57%	1.57%	1.57%	1.57%	1.57%	1.57%
Dividend and interest expense on securities sold short	0.23%	0.23%	0.23%	0.23%	0.23%	0.23%	0.23%	0.23%	0.23%
Remainder of Acquired fund fees	1.34%	1.34%	1.34%	1.34%	1.34%	1.34%	1.34%	1.34%	1.34%
Total annual Fund operating expenses	3.43%	4.18%	2.98%	3.68%	3.18%	3.03%	3.43%	2.98%	3.18%
Less: Fee waivers and/or expense reimbursements(e)	(0.35%)	(0.35%)	(0.30%)	(0.35%)	(0.35%)	(0.30%)	(0.35%)	(0.30%)	(0.35%)
Total annual Fund operating expenses after fee waivers and/or reimbursements	3.08%	3.83%	2.68%	3.33%	2.83%	2.73%	3.08%	2.68%	2.83%
(a)	This charge is imposed on certain investments of between $1 million and $50 million redeemed within 18 months after purchase, as follows: 1.00% if redeemed within 12 months after purchase, and 0.50% if redeemed more than 12, but less than 18, months after purchase, with certain limited exceptions.
(b)	This charge applies to redemptions within one year of purchase, with certain limited exceptions.
(c)	Other expenses are based on estimated amounts for the Fund's current fiscal year.
(d)	Acquired fund fees and expenses are based on estimated amounts for the Fund's current fiscal year.
(e)	Columbia Management Investment Advisers, LLC and certain of its affiliates have contractually agreed to arrangements to waive fees and/or to reimburse expenses
(excluding transaction costs and certain other investment related expenses, interest, taxes, and extraordinary expenses) until September 30, 2016, unless sooner terminated at the sole discretion of the Fund's Board of Trustees. Under these arrangements, through at least September 30, 2016, the Fund's net operating expenses, subject to applicable exclusions, which includes, among others, dividend and interest expense associated with securities sold short by the Fund and Blackstone Alternative Multi-Strategy Fund (an unaffiliated mutual fund indirectly invested in by the Fund), will not exceed the annual rates of 2.85% for Class A, 3.60% for Class C, 2.45% for Class I, 3.10% for Class R, 2.60% for Class R4, 2.50% for Class R5, 2.85% for Class W, 2.45% for Class Y and 2.60% for Class Z.

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:
■	you invest $10,000 in the applicable class of Fund shares for the periods indicated,
■	your investment has a 5% return each year, and
■	the Fund's total annual operating expenses remain the same as shown in the Annual Fund Operating Expenses table above.

Since the waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire as indicated in the preceding table, they are reflected in the 1 year example and the March 2017 arrangement is reflected in the first 2 years of the 3 year example. Although your actual costs may be higher or lower, based on the assumptions listed above, your costs (based on estimated Fund expenses) would be:

	1 year	3 years
Class A (whether or not shares are redeemed)	$868	$1,528
Class C (assuming redemption of all shares at the end of the period)	$485	$1,228
Class C (assuming no redemption of shares)	$385	$1,228
Class I (whether or not shares are redeemed)	$271	$ 883
Class R (whether or not shares are redeemed)	$336	$1,084
Class R4 (whether or not shares are redeemed)	$286	$ 938
Class R5 (whether or not shares are redeemed)	$276	$ 898
Class W (whether or not shares are redeemed)	$311	$1,011
Class Y (whether or not shares are redeemed)	$271	$ 883
Class Z (whether or not shares are redeemed)	$286	$ 938

The rest of the section remains the same.

Columbia Adaptive Alternatives Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cfsti_SupplementTextBlock

                                                                                                                                                              Supplement dated March 4, 2015

                                                                                                                                                          to the Prospectus of the following fund:
Fund	Prospectus Dated
Columbia Funds Series Trust I
Columbia Adaptive Alternatives Fund	1/28/2015

Effective immediately, the following changes are made to the Fund's prospectus:
The information under the caption "Fees and Expenses of the Fund" in the "Summary of the Fund" section is hereby superseded and replaced with the following:

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and members of your immediate family invest, or agree to invest in the future, at least $50,000 in certain classes of shares of eligible funds distributed by Columbia Management Investment Distributors, Inc. (the Distributor).
More information about these and other discounts is available from your financial intermediary, and can be found in the Choosing a Share Class section beginning on page 46 of the Fund's prospectus and in
Appendix S to the Statement of Additional Information (SAI) under Sales Charge Waivers beginning on page S-1.
Shareholder Fees (fees paid directly from your investment)
	Class A	Class C	Classes I, R, R4, R5, W, Y and Z
Maximum sales charge (load) imposed on purchases (as a % of offering price)	5.75%	None	None
Maximum deferred sales charge (load) imposed on redemptions (as a % of the lower of the original purchase price or current net asset value)	1.00% (a)	1.00% (b)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class A	Class C	Class I	Class R	Class R4	Class R5	Class W	Class Y	Class Z
Management fees	1.25%	1.25%	1.25%	1.25%	1.25%	1.25%	1.25%	1.25%	1.25%
Distribution and/or service (12b-1) fees	0.25%	1.00%	0.00%	0.50%	0.00%	0.00%	0.25%	0.00%	0.00%
Other expenses(c)	0.36%	0.36%	0.16%	0.36%	0.36%	0.21%	0.36%	0.16%	0.36%
Acquired fund fees and expenses(d)	1.57%	1.57%	1.57%	1.57%	1.57%	1.57%	1.57%	1.57%	1.57%
Dividend and interest expense on securities sold short	0.23%	0.23%	0.23%	0.23%	0.23%	0.23%	0.23%	0.23%	0.23%
Remainder of Acquired fund fees	1.34%	1.34%	1.34%	1.34%	1.34%	1.34%	1.34%	1.34%	1.34%
Total annual Fund operating expenses	3.43%	4.18%	2.98%	3.68%	3.18%	3.03%	3.43%	2.98%	3.18%
Less: Fee waivers and/or expense reimbursements(e)	(0.35%)	(0.35%)	(0.30%)	(0.35%)	(0.35%)	(0.30%)	(0.35%)	(0.30%)	(0.35%)
Total annual Fund operating expenses after fee waivers and/or reimbursements	3.08%	3.83%	2.68%	3.33%	2.83%	2.73%	3.08%	2.68%	2.83%
(a)	This charge is imposed on certain investments of between $1 million and $50 million redeemed within 18 months after purchase, as follows: 1.00% if redeemed within 12 months after purchase, and 0.50% if redeemed more than 12, but less than 18, months after purchase, with certain limited exceptions.
(b)	This charge applies to redemptions within one year of purchase, with certain limited exceptions.
(c)	Other expenses are based on estimated amounts for the Fund's current fiscal year.
(d)	Acquired fund fees and expenses are based on estimated amounts for the Fund's current fiscal year.
(e)	Columbia Management Investment Advisers, LLC and certain of its affiliates have contractually agreed to arrangements to waive fees and/or to reimburse expenses
(excluding transaction costs and certain other investment related expenses, interest, taxes, and extraordinary expenses) until September 30, 2016, unless sooner terminated at the sole discretion of the Fund's Board of Trustees. Under these arrangements, through at least September 30, 2016, the Fund's net operating expenses, subject to applicable exclusions, which includes, among others, dividend and interest expense associated with securities sold short by the Fund and Blackstone Alternative Multi-Strategy Fund (an unaffiliated mutual fund indirectly invested in by the Fund), will not exceed the annual rates of 2.85% for Class A, 3.60% for Class C, 2.45% for Class I, 3.10% for Class R, 2.60% for Class R4, 2.50% for Class R5, 2.85% for Class W, 2.45% for Class Y and 2.60% for Class Z.

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:
■	you invest $10,000 in the applicable class of Fund shares for the periods indicated,
■	your investment has a 5% return each year, and
■	the Fund's total annual operating expenses remain the same as shown in the Annual Fund Operating Expenses table above.

Since the waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire as indicated in the preceding table, they are reflected in the 1 year example and the March 2017 arrangement is reflected in the first 2 years of the 3 year example. Although your actual costs may be higher or lower, based on the assumptions listed above, your costs (based on estimated Fund expenses) would be:

	1 year	3 years
Class A (whether or not shares are redeemed)	$868	$1,528
Class C (assuming redemption of all shares at the end of the period)	$485	$1,228
Class C (assuming no redemption of shares)	$385	$1,228
Class I (whether or not shares are redeemed)	$271	$ 883
Class R (whether or not shares are redeemed)	$336	$1,084
Class R4 (whether or not shares are redeemed)	$286	$ 938
Class R5 (whether or not shares are redeemed)	$276	$ 898
Class W (whether or not shares are redeemed)	$311	$1,011
Class Y (whether or not shares are redeemed)	$271	$ 883
Class Z (whether or not shares are redeemed)	$286	$ 938

The rest of the section remains the same.

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and members of your immediate family invest, or agree to invest in the future, at least $50,000 in certain classes of shares of eligible funds distributed by Columbia Management Investment Distributors, Inc. (the Distributor). More information about these and other discounts is available from your financial intermediary, and can be found in the Choosing a Share Class section beginning on page 46 of the Fund’s prospectus and in Appendix S to the Statement of Additional Information (SAI) under Sales Charge Waivers beginning on page S-1.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	September 30, 2016
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and members of your immediate family invest, or agree to invest in the future, at least $50,000 in certain classes of shares of eligible funds distributed by Columbia Management Investment Distributors, Inc. (the Distributor). More information about these and other discounts is available from your financial intermediary, and can be found in the Choosing a Share Class section beginning on page 46 of the Fund’s prospectus and in Appendix S to the Statement of Additional Information (SAI) under Sales Charge Waivers beginning on page S-1.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Other expenses are based on estimated amounts for the Fund's current fiscal year.
Acquired Fund Fees and Expenses, Based on Estimates [Text]	rr_AcquiredFundFeesAndExpensesBasedOnEstimates	Acquired fund fees and expenses are based on estimated amounts for the Fund's current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:
  you invest $10,000 in the applicable class of Fund shares for the periods indicated, your investment has a 5% return each year, and
  the Fund’s total annual operating expenses remain the same as shown in the Annual Fund Operating Expenses table above.
		Since the waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire as indicated in the preceding table, they are reflected in the 1 year example and the March 2017 arrangement is reflected in the first 2 years of the 3 year example. Although your actual costs may be higher or lower, based on the assumptions listed above, your costs (based on estimated Fund expenses) would be:
Columbia Adaptive Alternatives Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum deferred sales charge (load) imposed on redemptions (as a % of the lower of the original purchase price or current net asset value)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[1]
Management fees	rr_ManagementFeesOverAssets	1.25%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.36%	[2]
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	1.57%	[3]
Dividend and interest expense on securities sold short	cfsti_Component1AcquiredFundFeesAndExpensesOverAssets	0.23%
Remainder of Acquired fund fees	cfsti_Component2AcquiredFundFeesAndExpensesOverAssets	1.34%
Total annual Fund operating expenses	rr_ExpensesOverAssets	3.43%
Less: Fee waivers and/or expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.35%)	[4]
Total annual Fund operating expenses after fee waivers and/or reimbursements	rr_NetExpensesOverAssets	3.08%
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	This charge is imposed on certain investments of between $1 million and $50 million redeemed within 18 months after purchase, as follows: 1.00% if redeemed within 12 months after purchase, and 0.50% if redeemed more than 12, but less than 18, months after purchase, with certain limited exceptions.
1 year	rr_ExpenseExampleYear01	868
3 years	rr_ExpenseExampleYear03	1,528
1 year	rr_ExpenseExampleNoRedemptionYear01	868
3 years	rr_ExpenseExampleNoRedemptionYear03	1,528
Columbia Adaptive Alternatives Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a % of the lower of the original purchase price or current net asset value)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[5]
Management fees	rr_ManagementFeesOverAssets	1.25%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.36%	[2]
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	1.57%	[3]
Dividend and interest expense on securities sold short	cfsti_Component1AcquiredFundFeesAndExpensesOverAssets	0.23%
Remainder of Acquired fund fees	cfsti_Component2AcquiredFundFeesAndExpensesOverAssets	1.34%
Total annual Fund operating expenses	rr_ExpensesOverAssets	4.18%
Less: Fee waivers and/or expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.35%)	[4]
Total annual Fund operating expenses after fee waivers and/or reimbursements	rr_NetExpensesOverAssets	3.83%
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	This charge applies to redemptions within one year of purchase, with certain limited exceptions.
1 year	rr_ExpenseExampleYear01	485
3 years	rr_ExpenseExampleYear03	1,228
1 year	rr_ExpenseExampleNoRedemptionYear01	385
3 years	rr_ExpenseExampleNoRedemptionYear03	1,228
Columbia Adaptive Alternatives Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a % of the lower of the original purchase price or current net asset value)	rr_MaximumDeferredSalesChargeOverOther	none
Management fees	rr_ManagementFeesOverAssets	1.25%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.16%	[2]
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	1.57%	[3]
Dividend and interest expense on securities sold short	cfsti_Component1AcquiredFundFeesAndExpensesOverAssets	0.23%
Remainder of Acquired fund fees	cfsti_Component2AcquiredFundFeesAndExpensesOverAssets	1.34%
Total annual Fund operating expenses	rr_ExpensesOverAssets	2.98%
Less: Fee waivers and/or expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.30%)	[4]
Total annual Fund operating expenses after fee waivers and/or reimbursements	rr_NetExpensesOverAssets	2.68%
1 year	rr_ExpenseExampleYear01	271
3 years	rr_ExpenseExampleYear03	883
1 year	rr_ExpenseExampleNoRedemptionYear01	271
3 years	rr_ExpenseExampleNoRedemptionYear03	883
Columbia Adaptive Alternatives Fund | Class R
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a % of the lower of the original purchase price or current net asset value)	rr_MaximumDeferredSalesChargeOverOther	none
Management fees	rr_ManagementFeesOverAssets	1.25%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other expenses	rr_OtherExpensesOverAssets	0.36%	[2]
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	1.57%	[3]
Dividend and interest expense on securities sold short	cfsti_Component1AcquiredFundFeesAndExpensesOverAssets	0.23%
Remainder of Acquired fund fees	cfsti_Component2AcquiredFundFeesAndExpensesOverAssets	1.34%
Total annual Fund operating expenses	rr_ExpensesOverAssets	3.68%
Less: Fee waivers and/or expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.35%)	[4]
Total annual Fund operating expenses after fee waivers and/or reimbursements	rr_NetExpensesOverAssets	3.33%
1 year	rr_ExpenseExampleYear01	336
3 years	rr_ExpenseExampleYear03	1,084
1 year	rr_ExpenseExampleNoRedemptionYear01	336
3 years	rr_ExpenseExampleNoRedemptionYear03	1,084
Columbia Adaptive Alternatives Fund | Class R4
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a % of the lower of the original purchase price or current net asset value)	rr_MaximumDeferredSalesChargeOverOther	none
Management fees	rr_ManagementFeesOverAssets	1.25%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.36%	[2]
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	1.57%	[3]
Dividend and interest expense on securities sold short	cfsti_Component1AcquiredFundFeesAndExpensesOverAssets	0.23%
Remainder of Acquired fund fees	cfsti_Component2AcquiredFundFeesAndExpensesOverAssets	1.34%
Total annual Fund operating expenses	rr_ExpensesOverAssets	3.18%
Less: Fee waivers and/or expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.35%)	[4]
Total annual Fund operating expenses after fee waivers and/or reimbursements	rr_NetExpensesOverAssets	2.83%
1 year	rr_ExpenseExampleYear01	286
3 years	rr_ExpenseExampleYear03	938
1 year	rr_ExpenseExampleNoRedemptionYear01	286
3 years	rr_ExpenseExampleNoRedemptionYear03	938
Columbia Adaptive Alternatives Fund | Class R5
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a % of the lower of the original purchase price or current net asset value)	rr_MaximumDeferredSalesChargeOverOther	none
Management fees	rr_ManagementFeesOverAssets	1.25%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.21%	[2]
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	1.57%	[3]
Dividend and interest expense on securities sold short	cfsti_Component1AcquiredFundFeesAndExpensesOverAssets	0.23%
Remainder of Acquired fund fees	cfsti_Component2AcquiredFundFeesAndExpensesOverAssets	1.34%
Total annual Fund operating expenses	rr_ExpensesOverAssets	3.03%
Less: Fee waivers and/or expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.30%)	[4]
Total annual Fund operating expenses after fee waivers and/or reimbursements	rr_NetExpensesOverAssets	2.73%
1 year	rr_ExpenseExampleYear01	276
3 years	rr_ExpenseExampleYear03	898
1 year	rr_ExpenseExampleNoRedemptionYear01	276
3 years	rr_ExpenseExampleNoRedemptionYear03	898
Columbia Adaptive Alternatives Fund | Class W
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a % of the lower of the original purchase price or current net asset value)	rr_MaximumDeferredSalesChargeOverOther	none
Management fees	rr_ManagementFeesOverAssets	1.25%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.36%	[2]
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	1.57%	[3]
Dividend and interest expense on securities sold short	cfsti_Component1AcquiredFundFeesAndExpensesOverAssets	0.23%
Remainder of Acquired fund fees	cfsti_Component2AcquiredFundFeesAndExpensesOverAssets	1.34%
Total annual Fund operating expenses	rr_ExpensesOverAssets	3.43%
Less: Fee waivers and/or expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.35%)	[4]
Total annual Fund operating expenses after fee waivers and/or reimbursements	rr_NetExpensesOverAssets	3.08%
1 year	rr_ExpenseExampleYear01	311
3 years	rr_ExpenseExampleYear03	1,011
1 year	rr_ExpenseExampleNoRedemptionYear01	311
3 years	rr_ExpenseExampleNoRedemptionYear03	1,011
Columbia Adaptive Alternatives Fund | Class Y
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a % of the lower of the original purchase price or current net asset value)	rr_MaximumDeferredSalesChargeOverOther	none
Management fees	rr_ManagementFeesOverAssets	1.25%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.16%	[2]
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	1.57%	[3]
Dividend and interest expense on securities sold short	cfsti_Component1AcquiredFundFeesAndExpensesOverAssets	0.23%
Remainder of Acquired fund fees	cfsti_Component2AcquiredFundFeesAndExpensesOverAssets	1.34%
Total annual Fund operating expenses	rr_ExpensesOverAssets	2.98%
Less: Fee waivers and/or expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.30%)	[4]
Total annual Fund operating expenses after fee waivers and/or reimbursements	rr_NetExpensesOverAssets	2.68%
1 year	rr_ExpenseExampleYear01	271
3 years	rr_ExpenseExampleYear03	883
1 year	rr_ExpenseExampleNoRedemptionYear01	271
3 years	rr_ExpenseExampleNoRedemptionYear03	883
Columbia Adaptive Alternatives Fund | Class Z
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a % of the lower of the original purchase price or current net asset value)	rr_MaximumDeferredSalesChargeOverOther	none
Management fees	rr_ManagementFeesOverAssets	1.25%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.36%	[2]
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	1.57%	[3]
Dividend and interest expense on securities sold short	cfsti_Component1AcquiredFundFeesAndExpensesOverAssets	0.23%
Remainder of Acquired fund fees	cfsti_Component2AcquiredFundFeesAndExpensesOverAssets	1.34%
Total annual Fund operating expenses	rr_ExpensesOverAssets	3.18%
Less: Fee waivers and/or expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.35%)	[4]
Total annual Fund operating expenses after fee waivers and/or reimbursements	rr_NetExpensesOverAssets	2.83%
1 year	rr_ExpenseExampleYear01	286
3 years	rr_ExpenseExampleYear03	938
1 year	rr_ExpenseExampleNoRedemptionYear01	286
3 years	rr_ExpenseExampleNoRedemptionYear03	938

[1]	This charge is imposed on certain investments of between $1 million and $50 million redeemed within 18 months after purchase, as follows: 1.00% if redeemed within 12 months after purchase, and 0.50% if redeemed more than 12, but less than 18, months after purchase, with certain limited exceptions.
[2]	Other expenses are based on estimated amounts for the Fund's current fiscal year.
[3]	Acquired fund fees and expenses are based on estimated amounts for the Fund's current fiscal year.
[4]	Columbia Management Investment Advisers, LLC and certain of its affiliates have contractually agreed to arrangements to waive fees and/or to reimburse expenses (excluding transaction costs and certain other investment related expenses, interest, taxes, and extraordinary expenses) until September 30, 2016, unless sooner terminated at the sole discretion of the Fund's Board of Trustees. Under these arrangements, through at least September 30, 2016, the Fund's net operating expenses, subject to applicable exclusions, which includes, among others, dividend and interest expense associated with securities sold short by the Fund and Blackstone Alternative Multi-Strategy Fund (an unaffiliated mutual fund indirectly invested in by the Fund), will not exceed the annual rates of 2.85% for Class A, 3.60% for Class C, 2.45% for Class I, 3.10% for Class R, 2.60% for Class R4, 2.50% for Class R5, 2.85% for Class W, 2.45% for Class Y and 2.60% for Class Z.
[5]	This charge applies to redemptions within one year of purchase, with certain limited exceptions.